                                                               File No. 33-14604
                                                              File No. 811-04963
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
     Pre-Effective Amendment No.                                   [ ]

     Post-Effective Amendment No. 17                               [X]
                                  --

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
     Amendment No. 19                                              [X]
                   --

                       (Check appropriate box or boxes.)
                               THE BERWYN FUNDS

              (Exact Name of Registrant as Specified in Charter)

                   1189 Lancaster Avenue, Berwyn, PA  19312

              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code   (610) 296-7222

                    Kevin M. Ryan, Secretary and Treasurer
                               The Berwyn Funds
                   1189 Lancaster Avenue, Berwyn, PA  19312

                    (Name and Address of Agent for Service)

                 Please send copies of all communications to:




Approximate date of proposed public offering: May 1, 2001
                                              -----------

It is proposed that this filing will become effective (check appropriate box):

 ..... immediately upon filing pursuant to paragraph (b).
 ..X.. on May 1, 2001 pursuant to paragraph (b)
 ..... 60 days after filing pursuant to paragraph (a)(1)
 ..... on (date) pursuant to paragraph (a)(1)
 ..... 75 days after filing pursuant to paragraph (a)(2)
 ..... on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 .....   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                BERWYN FUND
                                     (LOGO)

                                a series of

                             THE BERWYN FUNDS

   Shareholder Services                                            a no load
      c/o PFPC Inc.                                               mutual fund
      P. O. Box 8821
   Wilmington, DE 19899                                           800-992-6757


                                   PROSPECTUS
                                  May 1, 2001

     This Prospectus describes shares of the Berwyn Fund, one of the series of The Berwyn Funds (the "Trust"). Shares of Berwyn Fund are sold on a no-load basis.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                          Page

    Carefully review these     Risk/Return Summary                          3
        sections which
     summarize the Fund's      Performance                                  4
         investments,
 risks, performance and fees   Fees and Expenses of the Fund                5

------------------------------------------------------------------------------

    This section contains      Investment Objective, Principal Investment   6
          important            Strategies and Related Risks
  information regarding the
 Fund's principal investment
     strategies and risks

------------------------------------------------------------------------------

This section contains details  Management and Organization                  9
            on the
    management of the Fund

------------------------------------------------------------------------------


  Turn to these sections for
      information on how       Shareholder Information                     10
  to open and maintain your
    account, including how     Distribution and Taxes                      12
    to purchase, sell and
     exchange Fund shares      Distributor                                 12

------------------------------------------------------------------------------

    This section contains      Financial Highlights                        13
     important financial
   information on the Fund

RISK/RETURN SUMMARY

Investment Objective of the Fund

The Berwyn Fund (the "Fund") seeks to achieve long-term capital appreciation; current income is a secondary consideration.

Principal Investment Strategies of the Fund

The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Fund's net assets will be invested in common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Fund's investment adviser (the "Adviser") believes are undervalued. However, during periods of stock market adversity the Fund may take a more defensive position through investment grade and/or junk bonds, as well as preferred stocks. The use of higher yielding securities also serves to offset the normal operating expenses of the Fund. Up to 20% of the value of the Fund's net assets may be invested in fixed income securities.

Principal Risks of Investing in the Fund

 . Although the Fund will strive to achieve its goal, there is no assurance that it will. Market, economic and business risks affect common stock prices and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

 . The Fund's investment approach may result in investments in securities that are not in favor with other investment advisers or brokers or securities of lesser-known companies. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Fund's investments. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

 . High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investments will also vary with bond market conditions.

 . Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

 . Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.

 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table can help you evaluate the potential risks of investing in the Berwyn Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years and compare the average annual returns for the past one-year, five-year, and ten-year periods with the average annual returns of the Russell 2000 for the same periods. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.


                              BERWYN FUND ANNUAL RETURNS

                  1991  1992  1993  1994   1995   1996   1997  1998  1999  2000
                  ----  ----  ----  ----  -----  -----  -----  ----  ----  ----
% of Return       43.7  20.6  22.9   3.9  19.18  14.35  26.05 (18.9) (4.6)  2.1

-------------------
Best Quarter     1Q '91 +23.91
Worst Quarter    3Q '98 (22.73)


                  Average Annual Total Return as of 12/31/00

                          1 Year            5 Years         10 Years
                          ------            -------         --------
Fund                       2.10%             2.63%           11.62%
Russell 2000 Index*       (3.03%)           11.32%           15.53%

* The Russell 2000 Index is an unmanaged index of equity securities of small capitalization companies and does not include the actual costs of fund operations or management expenses.

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.


                         Shareholder Transaction Fees+

                   (Fees paid directly from your investment)

       Maximum Sales Charge (load) on Purchases  None
       (as a percentage of offering price)
     -------------------------------------------------
       Sales Charge on Reinvested Dividends      None
     -------------------------------------------------
       Redemption Fees*                          1.00%
     -------------------------------------------------
       Exchange Fees                             None


                        Annual Fund Operating Expenses

                 (Expenses that are deducted from Fund assets)

       Management Fee                         1.00%
     ----------------------------------------------
       Distribution and Service (12b-1) Fees  0.00%
     ----------------------------------------------
       Other Expenses                         0.64%
     ----------------------------------------------
       Total Fund Operating Expenses          1.64%
     ----------------------------------------------


+ Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.
* A redemption fee of 1.00% is assessed if shares are redeemed in less than one year from the date of purchase.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Berwyn Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                    One Year Three Years Five Years Ten Years
                    -------- ----------- ---------- ---------
       Berwyn Fund    $167      $517        $892     $1,944

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Fund's investment objective is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.

The Adviser is a "value" manager. Where value is found in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. Over its history, the Adviser has, more often than not, found small-capitalization stocks to offer more value than large-capitalization stocks. Consequently, the performance of the Fund has been typified by the Russell 2000 composite stock index, a smaller capitalization index. At the present time the average weighted market capitalization for the Fund is approximately $526 million, which is slightly less than that of the Russell 2000.

The Fund invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser-known companies. The Fund, however, invests only in securities listed on national securities exchanges or quoted on the over-the-counter market.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio, including the Fund, and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio, including the Fund. (The maximum that the Fund will invest in any industry will be 25% of the value of its total assets). Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to this 25% limitation.

Common Stocks--Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings level.

The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index, Russell 2000 and the Value Line Composite), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

Corporate Bonds--A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise.

While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes prevailing interest rates offer long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), including securities with a S&P D rating, a Moody's C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&P's and Moody's definitions of bond ratings.) Fixed income corporate debt securities that are rated BBB (S&P's rating) or Baa (Moody's rating) have speculative characteristics and are riskier investments than debt securities rated A (S&P's or Moody's rating) and higher. Fixed income securities that have credit ratings lower than BBB (S&P's rating) or Baa (Moody's rating) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

Temporary Defensive Positions--Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S&P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, treasury notes or treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years.

Because the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to a call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

The following table highlights other risks associated with investing in the Fund.


                     Risks                          How the Fund Manages These Risks

------------------------------------------------------------------------------------------
  Market Risk is the risk that all or a        The Fund maintains a long-term investment
  majority of the securities in a certain      approach and focus on stocks we believe can
  market -- like the stock or bond market --   appreciate over an extended time frame
   will decline in value because of factors    regardless of interim market fluctuations.
  such as economic conditions, future          The Fund does not try to predict overall
  expectations or investor confidence. If the  stock market movements and does not trade value of the majority of common stocks held  for short-term purposes.
  by the Fund increases in value, then the
  net assets of the Fund and an investment in
  the Fund would normally increase in value.
  If there is a decline in the value of a
  majority of the common stocks of the Fund,
  then the net assets of the Fund and
  investment in the Fund would normally
  decline in value.
------------------------------------------------------------------------------------------
  Industry and Security Risk is the risk that  The Adviser follows a rigorous selection
  the value of securities in a particular      process before choosing securities for the
  industry or the value of an individual       Fund.
  stock or bond will decline because of
  changing expectations for the performance
  of that industry or for the individual
  company issuing the stock or bond.
------------------------------------------------------------------------------------------
  Lower Rated, High Yield, High Risk Fixed     The Fund may invest in fixed income
  Income Securities include those securities   securities that are listed on national
  rated lower than BBB by S&P and Baa by       securities exchanges or quoted on the over-
  Moody's. Securities of this type are         the-counter market. The Adviser will
  considered to be of poor standing and        attempt to minimize the risks of investing
  predominantly speculative as to their        in medium grade and high yield, high risk
  ability to repay interest and principal.     bonds by doing a credit analysis of the
                                               issuer and monitoring the Fund's
                                               investments and the investment environment
                                               in general. The credit rating is not the
                                               only criterion for selection. The Adviser
                                               examines the financial structure of each
                                               issuer and with regard to these securities,
                                               makes a determination as to the issuer's
                                               ability to meet its debt obligations.
                                               Achievement of the Fund's investment
                                               objective is more dependent on the
                                               Adviser's credit analysis in selecting high
                                               yield, high risk bonds than is the case in
                                               selecting higher quality securities.
                                               However, there can be no guarantee that the
                                               issuer of the bonds in which the Fund
                                               invests will not default or that the
                                               securities will not decline in value.

                     Risks                          How the Fund Manages These Risks

------------------------------------------------------------------------------------------
  Portfolio Turnover rates reflect the amount  The Fund normally will not invest for
  of securities that are replaced from the     short-term trading purposes. However, the
  beginning of the year to the end of the      Fund may sell securities without regard to
  year by the Fund. The degree of portfolio    the length of time they have been held. The
  activity may affect brokerage costs and      Fund anticipates that the portfolio
  other transaction costs of the Fund, as      turnover rate of the Fund will not exceed
  well as taxes payable by shareholders.       100%.
------------------------------------------------------------------------------------------
  Small Company Investment Risk includes the   The securities of companies with small
  general risks of investing in common stocks  revenues and capitalizations, in which the
  such as market, economic and business risk   Fund invests, may offer greater opportunity
  that cause their prices to fluctuate over    for capital appreciation than larger
  time. Historically, smaller capitalization   companies. In addition to using the
  stocks have been more volatile in price      Adviser's credit analysis as described
  than larger capitalization stocks. Among     above, the Adviser may diversify its
  the reasons for the greater price            holdings to some extent among various
  volatility of these securities are the       industry sectors.
  lower degree of liquidity in the markets
  for such stocks, and the potentially
  greater sensitivity of such small companies
  to changes in or failure of management, and
  to many other changes in competitive,
  business, industry and economic conditions,
  including risks associated with limited
  production, markets, management depth, or
  financial resources.


For additional information about the Fund's investment policies, please see the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, The Berwyn Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund has.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

Robert E. Killen is also the President and Chairman of the Board of the Trust. He is the person primarily responsible for the day-to-day management of the Berwyn Fund's portfolio. He managed the portfolio of the Berwyn Fund, Inc., the predecessor of the Berwyn Fund, from May 4, 1984, the date of that Fund's public offering, until April 30, 1999. Robert E. Killen has over twenty-five years of experience as an investment adviser. In 1969, Robert E. Killen cofounded Compu-Val Management Associates, an investment advisory firm and was a 50% partner until February 1983. At that time, The Killen Group, Inc., replaced him as the 50% partner. The partnership of Compu-Val Management Associates was dissolved on December 31, 1983 and The Killen Group, Inc. continued its advisory business as a separate entity.

As of December 31, 2000, The Killen Group, Inc. was managing 169 individual investment portfolios worth approximately $158 million. On December 31, 2000, the Fund had over $26 million in net assets.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For the advisory services it provides, the Adviser receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The advisory fee payable to the Adviser by the Berwyn Fund is higher than that of many mutual funds.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Funds.

SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after the Fund's Transfer Agent, PFPC, Inc., receives your order. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expense and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. All other securities are priced at their fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees.

Minimum Investment

 . The minimum initial investment for the Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund or between accounts in the Berwyn Fund and Berwyn Income Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investments must be at least $250.

 . For an Individual Retirement Account (IRA), the minimal initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

In-Kind Purchases

An investor may exchange securities for shares of the Fund. Generally, an exchange of securities for shares of the Fund will be a taxable exchange. This means that an investor may have to recognize any gain or loss for federal and state income tax purposes. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

 . You may exchange your shares of one Fund for shares of Berwyn Income Fund, another series of the Trust. The initial minimum of $3,000 for the Funds must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors).

 . Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. You may request an exchange by calling (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent, PFPC, Inc., P.O. Box 8821, Wilmington, DE 19899.

 . You will only be permitted to exchange shares in your account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

Redeeming Shares

 . You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Fund's Transfer Agent has received the redemption request. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

 .  The Fund has elected to be governed by Rule 18f-1 under the Investment
   Company Act of 1940, as amended, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its option, redeem the excess in cash or in portfolio securities selected solely by the Fund (and valued as in computing NAV). In such a redemption in portfolio securities, an investor selling such securities received in the redemption would probably incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in computing NAV for the purpose of such redemption.

 . Generally, there is no sales charge for redeeming shares. The Fund, however, does charge a 1% redemption fee on shares held for less than one year. The fee is charged on the proceeds of the redemption. The fee is paid to the Fund and included in its net assets for the benefit of the remaining shares. This fee is waived for those who buy and sell shares of the Fund through third parties.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.

DISTRIBUTION AND TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds unless you:

 .  Provide your correct social security or taxpayer identification number,

 .  Certify that this number is correct,

 .  Certify that you are not subject to backup withholding, and

 .  Certify that you are a U.S. person (including a U.S. resident alien).

The Fund must also withhold if the IRS instructs it to do so.

DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as a non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance and reflects the financial performance of the Fund for the fiscal year ended December 31, 2000, the financial performance of the Fund and its predecessor for the 1999 fiscal year and the financial performance of the predecessor of the Fund, for the previous three fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.

                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                YEAR ENDED
                               ------------------------------------------------
                               12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Year                          $ 16.18   $ 16.96   $ 22.01   $  19.69  $ 19.43
                               -------   -------   -------   --------  -------
Income from Investment
 Operations:
 Net Investment Income (Loss)    (0.06)    (0.08)    (0.09)      0.00    (0.02)
 Net Realized and Unrealized
  Gains (Losses) on Securities    0.40     (0.70)    (4.11)      5.06     2.78
                               -------   -------   -------   --------  -------
  Total from Investment
   Operations                     0.34     (0.78)    (4.20)      5.06     2.76
                               -------   -------   -------   --------  -------
Less Distributions:
 Dividends from Net Investment
  Income                          0.00      0.00      0.00       0.00     0.00
 Distributions from Net
  Realized Gains                  0.00      0.00     (0.85)     (2.74)   (2.50)
                               -------   -------   -------   --------  -------
  Total Distributions             0.00      0.00     (0.85)     (2.74)   (2.50)
                               -------   -------   -------   --------  -------
Net Asset Value, End of Year   $ 16.52   $ 16.18   $ 16.96   $  22.01  $ 19.69
                               =======   =======   =======   ========  =======
  Total Return                   2.10%    (4.60%)  (18.90%)    26.05%   14.35%
Ratios/Supplemental Data:
 Net Assets, End of Period
  (000)                        $26,947   $39,310   $62,862   $100,406  $94,056

 Ratio of Net Investment
  Income (Loss) to Average Net
  Assets                         1.64%     1.39%     1.20%      1.20%    1.21%
                                (0.32%)   (0.39%)   (0.45%)    (0.02%)  (0.10%)

 Portfolio Turnover Rate           16%        6%       19%        26%      32%

Berwyn Fund

More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the U.S. Securities and Exchange Commission (the "SEC") and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at the Berwyn Fund, Shareholder Services, c/o PFPC, Inc., P. O. Box 8821, Wilmington, DE 19899 or call us toll free at 1-800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SEC's e-mail address: publicinfo@sec.gov. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.

                             Shareholder Services

                                   PFPC Inc.
                                 P.O. Box 8821
                          Wilmington, Delaware 19899

                           800-992-6757 (toll-free)

                (Investment Company Act File Number 811-04963)

                            BERWYN INCOME FUND

                                                                          (LOGO)

                                a series of

                             THE BERWYN FUNDS

   Shareholder Services                                            a no load
      c/o PFPC Inc.                                               mutual fund
      P. O. Box 8821
   Wilmington, DE 19899                                           800-992-6757


                                   PROSPECTUS
                                  May 1, 2001

     This Prospectus describes shares of Berwyn Income Fund, one of the series of The Berwyn Funds (the "Trust"). Shares of Berwyn Income Fund are sold on a no-load basis.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                          Page

    Carefully review these     Risk/Return Summary                          3
        sections which
     summarize the Fund's      Performance                                  4
         investments,
 risks, performance and fees   Fees and Expenses of the Fund                5

------------------------------------------------------------------------------

    This section contains      Investment Objective, Principal Investment   6
          important            Strategies and Related Risks
  information regarding the
 Fund's principal investment
     strategies and risks

------------------------------------------------------------------------------

This section contains details  Management and Organization                 10
              on
  the management of the Fund

------------------------------------------------------------------------------


  Turn to these sections for
      information on how       Shareholder Information                     10
  to open and maintain your
    account, including how     Distribution and Taxes                      12
    to purchase, sell and
     exchange Fund shares      Distributor                                 13

------------------------------------------------------------------------------

    This section contains      Financial Highlights                        14
     important financial
   information on the Fund

RISK/RETURN SUMMARY

Investment Objective of the Fund

The investment objective of Berwyn Income Fund (the "Fund) is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks.

Principal Investment Strategies of the Fund

The Fund intends to achieve its objective through investment in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government agencies and dividend paying common stocks. The Fund's investment adviser (the "Adviser") determines the percentage of each category of security to hold based upon the prevailing economic and market conditions. The Fund, however, does allow investment in common stocks when the value of the common stocks in the Fund's portfolio is less than 30% of the value of the Fund's net assets. The Fund uses value criteria as a strategy in selecting the Fund's investments.

Normally, the Fund will invest in a diversified portfolio consisting of a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Adviser may invest 100% of the Fund's net assets in corporate bonds or preferred stocks. If the Adviser decides it is appropriate, the Adviser may invest all of the Fund's net assets in lower rated, high yield, high risk bonds or "junk bonds." The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates. The average maturity of the bonds in the Fund was 7.5 years and the average duration was 4.7 years at December 31, 2000.

Principal Risks of Investing in the Fund

 . Although the Fund will strive to achieve its goal, there is no assurance that it will. The value of the Fund's investments will fluctuate with market conditions and, as a result, the value of your investment in the Fund will fluctuate. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

 . High yield bonds entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investment will also vary with bond market conditions.

 . Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

 . The prices of common stocks and preferred stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks with limited liquidity. The Fund can invest in the preferred or common stock of companies with small market capitalizations. Such preferred or common stocks tend to have less liquidity than the stock of companies with large market capitalizations. The preferred stock of large companies, however, may also have limited liquidity, particularly if the size of the issue of such stock is small.

 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table below can help you evaluate the potential risks of investing in Berwyn Income Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years and compare the average annual returns for the past one-year, five-year, and ten-year periods with the returns of the various indices listed. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.

                    BERWYN INCOME FUND ANNUAL RETURNS

                  1991  1992  1993  1994  1995   1996   1997  1998  1999  2000
                  ----  ----  ----  ----  ----  -----  -----  ----  ----  ----
% of Return       23.0  21.7  16.9  (1.1) 21.0  13.99  13.36 (4.57) 0.83  6.05

-------------------
Best Quarter     1Q '92 +10.58
Worst Quarter    3Q '98  (6.04)


                  Average Annual Total Return as of 12/31/00

                   1 Year           5 Years         10 Years
                   ------           -------         --------
Fund                6.05%            5.70%           10.72%
BIG*               11.59%            6.44%            8.00%
HYC**              (6.45%)           3.95%           11.24%
LII+                5.30%            9.69%           11.54%

* Salomon Smith Barney Broad Investment Grade Bond Index ("BIG") is an unmanaged index of investment grade bonds and does not include the costs of fund operating or management expenses.

** Salomon Smith Barney High Yield Composite Index ("HYC") is a widely recognized unmanaged index of high yield securities, and does not include the costs of fund operating or management expenses.

+ Lipper Income Fund Index ("LII") is an unmanaged composite of the performance of income funds, funds that invest primarily in fixed income securities, and does not include the costs of fund operating or managment expenses.

FEES AND EXPENSES OF THE FUND

As an investor, you will pay certain fees and expenses in connection with the Fund, which are described in the table below.


                         Shareholder Transaction Fees*

                   (Fees paid directly from your investment)

       Maximum Sales Charge (load) on Purchases                   None
       (as a percentage of offering price)
     -----------------------------------------------------------------
       Sales Charge on Reinvested Dividends                       None
     -----------------------------------------------------------------
       Exchange Fees                                              None


                        Annual Fund Operating Expenses

                 (Expenses that are deducted from Fund assets)

       Management Fee                                            0.50%
     -----------------------------------------------------------------
       Distribution and Service (12b-1) Fees                     0.00%
     -----------------------------------------------------------------
       Other Expenses                                            0.44%
     -----------------------------------------------------------------
       Total Fund Operating Expenses                             0.94%


* Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Plan 12b-1 distribution fees and minimal shareholder transaction fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           One Year Three Years Five Years Ten Years
                           -------- ----------- ---------- ---------
       Berwyn Income Fund    $96       $300        $520     $1,155

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks. The Fund invests in corporate bonds, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, preferred stocks, and dividend paying common stocks. The Fund may invest any percentage of its net assets in the foregoing securities the Adviser deems appropriate, except common stocks. The Adviser may not purchase common stocks when the value of the common stocks that the Fund owns is equal to 30% or more of the Fund's net assets. The Adviser would not be required to sell any common stocks owned if the value of the common stocks exceeded 30% of net assets due to appreciation of the common stocks or depreciation in the Fund's other securities.

The Adviser uses value criteria in selecting the Fund's investments. The value criteria can lead the Adviser to invest a significant portion of the portfolio in securities of companies with smaller capitalizations.

Corporate Bonds--The Fund seeks to achieve its objective by investing in the corporate bonds of only those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. For fixed rate bonds, the issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions.

The Adviser will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds, the Adviser will take into account the rating the bond has received from Standard and Poor's Ratings Group ("S&P") and Moody's Investor's Service, Inc. ("Moody's"). The Adviser has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser may also invest in unrated bonds and may purchase bonds in private transactions.

Bonds rated A or higher by S&P and Moody's are considered high grade securities and have the three highest ratings for creditworthiness. Bonds rated BBB by S&P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality, but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Bonds rated lower than BBB (S&P's rating) or Baa (Moody's rating) are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Bond securities rated BB, B, CCC or CC by S&P or Ba, B or Caa by Moody's are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal.

At December 31, 2000, the Fund's portfolio was invested in investment grade and high yield, high risk corporate bonds, preferred and common stocks. Listed below are the percentages of the portfolio invested at December 31, 2000, in securities with various bond ratings published by Moody's and S&P as well as the percentages invested in unrated bonds, preferred and common stocks.

  Moody's Ratings:
  AA: 3.4%; A: 15.5%; Baa: 6.1%; Ba: 7.7%; B: 12.7%; Unrated: 6.5%

  S&P Ratings:
  AA: 3.3%; A: 11.9%; BBB: 12.2%; BB: 5.9%; B: 14.1%; Unrated: 6.9%

  Preferred and Common Stocks:
  Preferred Stocks: 11.6%; Common Stocks: 34.1%

The Fund will not invest in corporate bonds issued to finance a leveraged buyout. The Fund will also diversify its portfolio and do a credit analysis of the issuers in which it invests.

Preferred and Common Stocks--The Fund also invests in preferred stocks and may invest in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. The Adviser uses value criteria in selecting preferred and common stock. The portfolio allocations to preferred and common stock are determined by the Adviser based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis is placed on preferred and common stock. Preferred stocks are selected from two categories: (1) preferred stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering a potential for capital appreciation due to the business prospects of the issuer. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

Common stocks are selected from three categories: (1) stocks selling substantially below their book value; (2) stocks selling at low valuations to their present earnings level; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings level.

The Fund purchases only common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms. The Fund may invest in the securities of lesser known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Fund's portfolio and daily monitoring of the stock selection. In addition, the Fund invests only in stocks listed on national securities exchanges or quoted on the over-the-counter market.

Temporary Defensive Positions--Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in the Fund to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Investments in the Fund are subject to interest rate risk and call risk. Interest rate risk is the chance that bond prices will fall as interest rates rise. Call risk is the chance that during periods of falling interest rates a bond, subject to a call, may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates.

Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's investments and the value of an investment in the Fund. However, the market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund also invests in unrated bonds. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuer, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.

The following table highlights other risks associated with investing in the Fund.


               Risks                      How The Fund Manage These Risks

  Market Risk is the risk that all  The Fund maintains a long term investment
  or a majority of the securities   approach. It manages a market risk,
  in a certain market-- like the    primarily through diversification -- of
  stock or bond market -- will      asset classes, of industry sectors, of
  decline in value because of       company names and, in relation to bonds, of
  factors such as economic          maturities. The Fund does not try to
  conditions, future expectations   predict overall market movements and does
  or investor confidence.           not trade for short-term purposes.
-------------------------------------------------------------------------------
  Industry and Security Risk is     The Berwyn Income Fund limits its assets
  the risk that the value of        invested in any one industry and in any
  securities in a particular        individual security. The Adviser also
  industry or the value of an       follows a rigorous selection process before
  individual stock or bond will     choosing securities for the Fund.
  decline because of changing
  expectations for the performance
  of that industry or for the
  individual company issuing the
  stock or bond.
-------------------------------------------------------------------------------
  Lower Rated, High Yield, High     The Fund may invest in fixed income
  Risk Fixed Income Securities      securities that are listed on national
  include those securities rated    securities exchanges or quoted on the over-
  lower than BBB by S&P or Baa by   the-counter market. The Adviser will
  Moody's. Securities of this type  attempt to minimize the risks of investing
  are considered to be of poor      in medium grade and high yield, high risk
  standing and predominantly        bonds by doing a credit analysis of the
  speculative as to their ability   issuer and monitoring the Fund's
  to repay interest and principal.  investments and the investment environment in general. The credit rating is not the
                                    only criterion for selection. The Adviser
                                    examines the financial structure of each
                                    issuer and with regard to these securities,
                                    makes a determination as to the issuer's
                                    ability to meet its debt obligations.
                                    Achievement of the Fund's investment
                                    objective is more dependent on the
                                    Adviser's credit analysis in selecting high
                                    yield, high risk bonds than is the case in
                                    selecting higher quality securities.
                                    However, there can be no guarantee that the
                                    issuer of the bonds in which the Fund
                                    invests will not default or that the
                                    securities will not decline in value.
-------------------------------------------------------------------------------
  Portfolio Turnover rates reflect  The Fund normally will not invest for
  the amount of securities that     short-term trading purposes. However, the
  are replaced from the beginning   Fund may sell securities without regard to
  of the year to the end of the     the length of time they have been held. The
  year by the Fund. The degree of   Fund anticipates that the portfolio
  portfolio activity may affect     turnover rate will not exceed 100%.
  brokerage costs and other
  transaction costs of the Fund,
  as well as taxes payable by
  shareholders.
-------------------------------------------------------------------------------
  Small Company Investment Risk     The securities of companies with small
  includes the general risks of     revenues and capitalizations, in which the
  investing in common stocks such   Fund invests, may offer greater opportunity
  as market, economic and business  for capital appreciation than larger
  risk that cause their prices to   companies. In addition to using the
  fluctuate over time.              Adviser's credit analysis as described
  Historically, smaller             above, the Adviser may diversify its
  capitalization stocks have been   holdings to some extent among various
  more volatile in price than       industry sectors.
  larger capitalization stocks.
  Among the reasons for the
  greater price volatility of
  these securities are the lower
  degree of liquidity in the
  markets for such stocks, and the
  potentially greater sensitivity
  of such small companies to
  changes in or failure of
  management, and to many other
  changes in competitive,
  business, industry and economic
  conditions, including risks
  associated with limited
  production, markets, management
  depth, or financial resources.


For additional information about the Fund's investment policies, please see the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, the Berwyn Income Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund.

The Killen Group, Inc., the Adviser, is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser. Robert Killen is also the President and Chairman of the Board of Trustees of the Trust.

Edward A. Killen, II is primarily responsible for the day-to-day management of the Berwyn Income Fund. He managed the portfolio of the Berwyn Income Fund, Inc., the predecessor of the Berwyn Income Fund, from July 1, 1994 to April 30, 1999. He has managed the Berwyn Income Fund since April 30, 1999. Edward Killen has over twenty year's investment management experience. In 1978 he started work at Compu-Val Management Associates as a portfolio manager. In February 1983, he assumed his current position as Vice President and Secretary of the Adviser.

As of December 31, 2000, The Killen Group, Inc. was managing 169 individual investment portfolios worth approximately $158 million. On December 31, 2000, the Fund had net assets of over $42 million.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For its investment advisory services, the Adviser receives a fee at the annual rate of 0.50% of the Fund's average daily net assets.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.

SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after your order is received by the Fund's Transfer Agent., PFPC, Inc. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed:

New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. Securities not traded on the valuation date and securities that are not listed are valued at the last quoted bid price. All other securities are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Minimum Investment

 . The minimum initial investment for each Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in each Fund or between accounts in the Berwyn Income Fund and Berwyn Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investment must be at least $250.

 . For an Individual Retirement Account (IRA), the minimum initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

In-Kind Purchases

An investor may exchange securities for shares of the Fund. Generally, an exchange of securities for shares of the Fund will be a taxable exchange. This means that an investor may have to recognize any gain or loss for federal and state income tax purposes. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

 . You may exchange your shares of the Fund for shares of another fund managed by the Adviser. The initial minimum of $3,000 for the Fund must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors).

 . Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. A shareholder may request an exchange by calling 1-800-992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent, at P.O. Box 8821, Wilmington, DE 19899.

 . A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square

   Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

Redeeming Shares

 . You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the redemption request has been received by the Fund's Transfer Agent. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at 1-800-992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

 .  The Fund has elected to be governed by Rule 18f-1 under the Investment
   Company Act of 1940, as amended, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its option, redeem the excess in cash or in portfolio securities selected solely by the Fund (and valued as in computing NAV). In such a redemption in portfolio securities, an investor selling such securities received in the redemption would probably incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in computing NAV for the purpose of such redemption.

 . Generally, there is no sales charge for redeeming shares. Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.

DISTRIBUTION AND TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds unless you:
 . Provide your correct social security or taxpayer identification number, . Certify that this number is correct, . Certify that you are not subject to backup withholding, and . Certify that you are a U.S. person (including a U.S. resident alien).
The Fund must also withhold if the IRS instructs it to do so.

DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as a non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance and reflects the financial performance of the Fund for the fiscal year ended December 31, 2000, the financial performance of the Fund and its predecessor for the 1999 fiscal year and the financial performance of the predecessor of the Fund for the previous three fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.

                             FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            YEAR ENDED
                         ----------------------------------------------------
                         12/31/00  12/31/99  12/31/98(/1/) 12/31/97  12/31/96
                         --------  --------  ------------- --------  --------
Net Asset Value,
 Beginning of Year       $ 10.00   $ 10.72     $  12.51    $  12.31     11.95
                         -------   -------     --------    --------  --------
Income from Investment
 Operations:
 Net Investment Income      0.83      0.91         0.90        0.77      0.76
 Net Realized and
  Unrealized Gains
  (Losses) on Securities   (0.25)    (0.81)       (1.44)       0.84      0.87
                         -------   -------     --------    --------  --------
  Total from Investment
   Operations               0.58      0.10        (0.54)       1.61      1.63
Less Distributions:
 From Net Investment
  Income                   (0.82)    (0.82)       (0.92)      (0.77)    (0.80)
 From Net Realized Gains    0.00      0.00        (0.15)      (0.64)    (0.47)
 From Capital               0.00      0.00        (0.18)       0.00      0.00
                         -------   -------     --------    --------  --------
  Total Distributions      (0.82)    (0.82)       (1.25)      (1.41)    (1.27)
                         -------   -------     --------    --------  --------
Net Asset Value, End of
 Year                    $  9.76   $ 10.00     $  10.72    $  12.51  $  12.31
                         =======   =======     ========    ========  ========
  Total Return             6.05%     0.83%       (4.57%)     13.36%    13.99%

Ratios/Supplemental
 Data:
Net Assets, End of
 Period (000)            $42,010   $57,341     $103,624    $180,823  $137,166

Ratio of Expenses to
 Average Net Assets        0.94%     0.77%        0.66%       0.65%     0.68%

Ratio of Net Investment
 Income to Average Net
 Assets                    7.97%     6.92%        6.27%       6.15%     6.35%

Portfolio Turnover Rate      12%        7%          31%         53%       38%


(/1/)Effective January 1, 1998, the Fund began to amortize premiums and accrete discounts to interest income over the life of the bonds. The effect of this change in accounting principle for the year ended December 31, 1998 is to increase per share net income by $0.04 and ratio of net investment income to average net assets by 0.3%.

BERWYN INCOME FUND

More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the U.S. Securities and Exchange Commission (the "SEC") and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at Berwyn Income Fund, Shareholder Services, c/o PFPC, Inc., P. O. Box 8821, Wilmington, DE 19899 or call us toll free at 1-800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SEC's e-mail address: publicinfo@sec.gov. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.

                             Shareholder Services
                                   PFPC Inc.
                                 P.O. Box 8821
                          Wilmington, Delaware 19899

                           800-992-6757 (toll-free)

                (Investment Company Act File Number 811-04963)

                               THE BERWYN FUNDS

                   Berwyn Fund, a Series of The Berwyn Funds

                             Shareholders Services
                                 c/o PFPC Inc.
                                P. O. Box 8821
                             Wilmington, DE  19899
                               1 (800) 992-6757



                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------

                                  May 1, 2001

     This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated May 1, 2001 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 1-800-992-6757. The audited financial statements of the Fund and notes thereto for the year ended December 31, 2000, and the unqualified report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in the Fund's 2000 Annual Report to Shareholders are incorporated by reference in this SAI by amendment to the Trust's registration statement.

                               TABLE OF CONTENTS
                               -----------------

Investment Policies and Risk Factors.......................................   1

Investment Restrictions....................................................   2

Investment Advisory Arrangements...........................................   4

Expense Limitation.........................................................   5

Trustees and Officers......................................................   5

Code of Ethics.............................................................   7

Ownership of the Fund......................................................   7

Portfolio Transactions and Brokerage Commissions...........................   7

Computation of Net Asset Value.............................................   9

Share Purchases............................................................   9

Distributor................................................................   9

Redemption of Shares.......................................................  10

Calculation of Performance Data............................................  10

General Information........................................................  11

Distribution and Taxes.....................................................  12

Financial Statements.......................................................  15

Appendix A - Standard & Poor's Bond Ratings

Appendix B - Moody's Bond Ratings

                     INVESTMENT POLICIES AND RISK FACTORS
                     -------------------------------------

(See also "Investment Objective, Principal Investment Strategies and Related Risks " in the Fund's Prospectus.)

     The Fund is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company that seeks long term (i.e., greater than one year) capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.

     Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level.

     The investment approach of the Fund may be deemed "contrarian" in that it may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms.

     While the portfolio of the Fund emphasizes common stocks, the Fund may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which the Fund invests are corporate bonds and preferred stocks. The Fund selects fixed income securities that have a potential for capital appreciation due to prevailing interest rates.

     There are no restrictions on the Adviser as to the investment rating a fixed income security must have in order to be purchased. The Fund may purchase fixed income securities in any rating listed by Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of Bond ratings.) This means that the Fund may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by Standard & Poor's and Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments.

     As of December 31, 2000, less than 0.10% of the Fund's net assets were invested in lower rated corporate debt securities.

     The Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts or certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

     Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.

     The Fund's investment in securities issued by the U. S. Government does not mean the U.S. Government is required to provide financial support to the Fund.

     The Fund may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. The Fund invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 2000, the Fund was not invested in any REITs.

     In a repurchase agreement, a seller of a security, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. The Fund will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 2000, the Fund had no assets invested in repurchase agreements.

                            INVESTMENT RESTRICTIONS
                            -----------------------

     The investment restrictions set forth below are fundamental policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

     When investing its assets, the Fund will not:

     (1) purchase more than 10% of the outstanding voting securities of a single issuer;

     (2) invest more than 25% of the value of its total assets in any one industry;

     (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

     (4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

     (5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

     (6)  make short sales or purchase securities on margin;

     (7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

     (8)  invest for the purposes of exercising control or management;

     (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

     (10) participate in a joint investment account; and

     (11) issue senior securities.

     In addition, the Fund has the following restrictions:

     (1) With respect to 50% of its assets, the Fund will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

     (2) With respect to the other 50% of its assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

     The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) the Fund will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and
(ii) the Fund's investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, the Fund will give shareholders at least 60 days' written notice.

                       INVESTMENT ADVISORY ARRANGEMENTS
                       --------------------------------

     (See also "Management and Organization" in the Fund's Prospectus)

     The Killen Group, Inc. is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, Chief Executive Officer ("CEO") and sole shareholder of the Adviser. Edward A. Killen, II is Vice President, Secretary of the Adviser. Both Robert E. Killen and Edward A. Killen, II are Directors of the Adviser. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

     The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated April 28, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

     The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

     As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.

     The Fund paid the Adviser $294,661 in fees in 2000 and $302,721 in fees in 1999. TBF, the Fund's predecessor, paid the Adviser $173,873 in fees in 1999 and $843,125 in fees in 1998.

                              EXPENSE LIMITATION
                              ------------------

     The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1985. In 2000, the Fund's ratio of total annual operating expenses to average net assets was 1.64%

                             TRUSTEES AND OFFICERS
                             ---------------------

     The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.

     The Trustees and executive officers of the Trust and their ages and principal occupations for the past five years are set forth below:

Name, Age, Position
and Address                   Principal Occupation for the Past Five Years
-------------------           --------------------------------------------

*+Robert E. Killen (60)       Director of Westmoreland Coal Co. (a mining
President & Trustee           company) since July 1996. Director and
1199 Lancaster Avenue         shareholder, Berwyn Financial Services Corp.
Berwyn, Pennsylvania          ("BFS"), a financial services company (registered
                              as a broker-dealer with the SEC since December
                              1993 and a member of the National Association of Securities Dealers, Inc. (the "NASD") since July
                              1994) since October 1991. President and Director of the Berwyn Income Fund, Inc. ("BIF"), the predecessor of the Fund, and The Berwyn Fund, Inc.
                              ("TBF") (both registered investment companies managed by the Adviser) from December 1986 to April 1999 and from February 1983 to April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.

Name, Age, Position
and Address                   Principal Occupation for the Past Five Years
-------------------           --------------------------------------------

Denis P. Conlon (53)          Director of BIF and TBF from June 1992 to April
Trustee                       1999. President and Chief Executive Officer of CRC
1282 Farm Road                Industries (a worldwide manufacturer) since
Berwyn, Pennsylvania          September 1996. Vice President, Corporate
                              Development, Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.

Deborah D. Dorsi (45)         Director of BIF and TBF from April 1998 to April
Trustee                       1999. Retired industry executive since 1994.
70 Dorchester Way             Director Worldwide Customer Support, Kulicke &
Phoenixville, Pennsylvania    Soffa Industries, Inc. (Semi Conductor Equipment
                              Manufacturer) from 1993 to 1994. Corporate Account
                              Manager for Kulicke & Soffa Industries, Inc. prior to 1993.

*+Kevin M. Ryan (53)          President, Treasurer, Director and shareholder of
Secretary-Treasurer           BFS since October 1991. Director of BIF from
1189 Lancaster Avenue         December 1986 to January 1995. Secretary and
Berwyn, Pennsylvania          Treasurer of TBF from February 1983 to April 1999
                              and BIF from December 1986 to April 1999. Director of TBF from February 1983 to March 1999. Legal counsel to the Adviser since September 1985.

* Robert E. Killen and Kevin M. Ryan are "interested persons" of the Fund as defined in the 1940 Act.

+Robert E. Killen and Kevin M. Ryan are brothers-in-law.

     Robert E. Killen is an Officer, Director and sole shareholder of the Adviser. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Edward A. Killen, II is an officer and Director of the Adviser. He is also an officer, Director and the owner of one third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.

     Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are the members of the audit committee of the Trust. They are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees. The Trust paid Ms. Dorsi and Mr. Conlon each $3,200 for the fiscal year ending December 31, 2000. The Trust is not a part of any fund complex.

     Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers. No fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management and Organization" in the Prospectus for a discussion of management responsibilities of the Board and officers.)

                                CODE OF ETHICS
                                --------------

     The Fund, its Adviser, and BFS have adopted a Code of Ethics ("Code") that applies to the personal securities transactions of the Trustees and Officers of the Fund and to the personal securities transactions of the Directors, Officers and employees of the Adviser and BFS. The Code allows these individuals to invest in securities, even securities purchased and held by the Fund, if certain restrictions are met.

     The Code of Ethics of the Fund, Adviser, and BFS have been filed as part of a registration statement with the SEC. The Code may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Anyone who is interested may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics is available on the EDGAR Database on the SEC's Internet site at http:\\www.sec.gov and copies of them may be obtained, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: publicinfo@sec.gov.

                             OWNERSHIP OF THE FUND
                             ---------------------

     As of April 9, 2001, there were 1,610,329 shares of the Fund outstanding. Robert E. Killen, a Trustee and Officer of the Fund, whose address is 1189 Lancaster Avenue, Berwyn, PA, owned 18% of the outstanding shares beneficially and of record. National Financial Services Corp. ("National"), One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 15% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 12% of the outstanding shares. Schwab holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. As of April 9, 2001, the Trustees and Officers of the Fund, as a group, owned beneficially and of record 316,817 shares. This amount constituted 20% of the outstanding shares and includes the shares owned by Robert E. Killen.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
------------------------------------------------

     Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

     The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for the Fund. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature of the Fund's portfolio securities and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.

     The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers.
In 1998 and 1999, TBF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund used BFS pursuant to its Rule 17e-1 procedures in 1999 and 2000.

     BFS is affiliated with the Fund because Officers and Trustees of the Fund and the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the Distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

     In 1998 and 1999 respectively, TBF paid a total of $109,726 and $36,059 in commissions to BFS. These figures represent 53% and 57% of the total commissions paid by TBF, respectively. The percentage of TBF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 72% and 75% respectively.

     TBF paid brokerage commissions of $63,010 in 1999 and $207,140 in 1998. In 1999 and 2000, respectively the Fund paid a total of $45,693 and $102,103 in commissions to BFS. These figures represent 67% and 82% of the total commissions paid by the Fund, respectively. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 86% in 2000 and 73% in 1999. The Fund paid brokerage commissions of $124,020 in 2000 and $68,145 in 1999.

     The amount of commissions paid by the Fund in 2000 was lower than aggregate amounts of commissions paid by the Fund and TBF in 1999 and the amount paid by TBF in 1998. The decline was due to the fact that the net assets of the Fund declined and the dollar amount of trading by the Fund decreased.

     The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing plans, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

COMPUTATION OF NET ASSET VALUE
------------------------------

     (See also "Shareholder Information - Buying Shares" in the Prospectus).
                                          -------------
The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

SHARE PURCHASES
---------------

     (See also "Shareholder Information" in the Prospectus)

     The Fund offers shares for sale on a continuous basis. The Fund does not impose a sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

     The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Income Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

     The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.

DISTRIBUTOR
-----------

     Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load.

     BFS, a broker-dealer registered with the SEC and a member of the NASD, is a current distributor of the Fund's shares, pursuant to a selling agreement which became effective on April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares and does not receive any compensation from the Fund. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

     The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

                             REDEMPTION OF SHARES
                             --------------------

     (See "Redeeming Shares" in the Prospectus).

     The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. In certain circumstances described in the Prospectus, the shareholder could receive, upon redemption of Fund shares, portfolio securities that were held by the Fund rather than cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

                        CALCULATION OF PERFORMANCE DATA
                        -------------------------------

     The average annual total returns of the Fund for one year, five years and ten years ended December 31, 2000 are listed below:

                    One Year:            2.10%
                    Five Years:          2.63%
                    Ten Years:          11.62%

     The one-year performance is for the period January 1, 2000 to December 31, 2000. The five-year period runs from January 1, 1996 to December 31, 2000 and the ten year-period runs from January 1, l991 to December 31, 2000. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

     The total return for a period is calculated by determining the redeemable value of a $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

     In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for each calendar year from 1985 through 2000:

               January 1, 1985 - December 31, l985      23.60%
               January 1, 1986 - December 31, l986      14.60%
               January 1, 1987 - December 31, l987       2.90%
               January 1, 1988 - December 31, l988      21.60%
               January 1, 1989 - December 31, l989      16.50%
               January 1, 1990 - December 31, 1990     -23.90%
               January 1, 1991 - December 31, 1991      43.70%
               January 1, 1992 - December 31, 1992      20.60%
               January 1, 1993 - December 31, 1993      22.90%
               January 1, 1994 - December 31, 1994       3.90%
               January 1, 1995 - December 31, 1995      19.20%
               January 1, 1996 - December 31, 1996      14.40%
               January 1, 1997 - December 31, 1997      26.10%
               January 1, 1998 - December 31, 1998     -18.90%
               January 1, 1999 - December 31, 1999      -4.60%
               January 1, 2000 - December 31, 2000       2.10%

     The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

     Average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance.

                              GENERAL INFORMATION
                              -------------------

History and Capital Structure
-----------------------------

     The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to TBF, a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, non-diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of TBF and accomplished on April 30, 1999, all the assets and liabilities of TBF were transferred to the Fund and the shareholders of

TBF became the shareholders of the Fund. Thereafter the Fund has carried on the business of TBF.

     The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.

Custodian and Transfer Agent
----------------------------

     PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian and transfer agent of the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities. The transfer agent processes shareholder transactions and maintains the records of shareholder accounts.

Independent Accountants
-----------------------

     PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania are the independent accountants for the Fund. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of the Fund.

Litigation
----------

     The Fund is not involved in any litigation or other legal proceedings.

                             DISTRIBUTION AND TAXES
                             ----------------------

Distributions of Net Investment Income
--------------------------------------

     The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income.

Distributions of Capital Gains
------------------------------

     The Fund may derive capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions
----------------------------------------------

     Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

Information on the Amount and Tax Character of Distributions
------------------------------------------------------------

     The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to Be Taxed as a Regulated Investment Company
------------------------------------------------------

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements
------------------------------------

     To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

 .  98% of its taxable ordinary income earned during the calendar year;

 . 98% of its capital gain net income earned during the twelve month period ending October 31; and

 . 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that is distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
-------------------------

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of the Berwyn Income Fund, Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions and Five Year Gains
-------------------------------

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket). Gain from the redemption of Fund shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

Redemptions at a Loss Within Six Months of Purchase
---------------------------------------------------

     Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales
----------

     All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise)( within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities
--------------------------

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investment in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities
--------------------------------

     The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cased, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.


FINANCIAL STATEMENTS
--------------------

     The Fund's audited financial statements and notes thereto for the year ended December 31, 2000 and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report") which are included in the Fund's 2000 Annual Report to Shareholders (the "Annual Report") are incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report without charge by writing to the Fund at the address on the cover of this SAI or calling (800) 992-6757.

                                  APPENDIX A

                        STANDARD & POOR'S BOND RATINGS
                        ------------------------------

     Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC

     Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree to speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C The rating C is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                  APPENDIX B

                             MOODY'S BOND RATINGS
                             --------------------

     Moody's Investor's Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

Aaa These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large, exceptionally stable, margin and principal is secure.

Aa These bonds are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba These bonds are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B These bonds are also judged to have speculative elements. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca These bonds represent obligations which are highly speculative. Such issues are often in default or have other market shortcomings.

C These are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               THE BERWYN FUNDS

               Berwyn Income Fund, a Series of The Berwyn Funds

                             Shareholder Services
                                 c/o PFPC Inc.
                                 P.O. Box 8821
                             Wilmington, DE  19899
                               1 (800) 992-6757



                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------

                                  May 1, 2001


     This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Income Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated May 1, 2001 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 1-800-992-6757. The audited financial statements of the Fund and notes thereto for the year ended December 31, 2000, and the unqualified report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in the Fund's 2000 Annual Report to Shareholders are incorporated by reference in this SAI by amendment to the Trust's registration statement.

                               TABLE OF CONTENTS
                               -----------------

Investment Policies and Risk Factors.......................................   1

Investment Restrictions....................................................   3

Investment Advisory Arrangements...........................................   5

Expense Limitation.........................................................   5

Trustees and Officers......................................................   6

Code of Ethics.............................................................   7

Ownership of the Fund......................................................   8

Portfolio Transactions and Brokerage Commissions...........................   8

Computation of Net Asset Value.............................................   9

Share Purchases............................................................  10

Distributor................................................................  10

Redemption of Shares.......................................................  11

Calculation of Performance Data............................................  11

General Information........................................................  12

Distribution and Taxes.....................................................  13

Financial Statements.......................................................  16

Appendix A - Standards & Poor's Bond Ratings

Appendix B - Moody's Bond Ratings

                     INVESTMENT POLICIES AND RISK FACTORS
                     ------------------------------------

(See also "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's Prospectus.)

     The Fund is a no-load, diversified series of shares of The Berwyn Funds, an open-end, management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer, as a secondary consideration, the potential for capital appreciation. To achieve its objective, the Fund invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means, that the Fund may invest up to 100% of its net assets in high yield, high risk corporate debt securities. The Fund, however, may not invest in common stock when the value of the common stock in the Fund's portfolio equals or exceeds 30% of the value of the Fund's net assets.

     Securities rated BBB or higher by Standard & Poor's Rating Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield securities. Appendices A and B list the definitions of the S&P and Moody's bond ratings.

     The Fund may invest in fixed income securities that are not rated. The Fund will invest only in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moody's ratings of Caa.

     The Fund may also purchase certain debt securities that have not been registered with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended ("1933 Act"), and are restricted from sale to the general public. The Fund will purchase these restricted securities from the issuer or qualified institutional buyers, and will sell these restricted securities, exclusively in transactions that are exempt pursuant to Rule 144A under the 1933 Act. The Fund will limit its investment in such restricted securities to no more than 10% of the value of its net asset.

     There are risks associated with investing in Rule 144A Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although the Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.

     In an effort to minimize the risks associated with these securities, the Fund will purchase only Rule 144A Securities of companies that have publicly traded securities outstanding, have been in business a minimum of five years, and have a market capitalization of at least $100 million. Finally, the Fund will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the SEC within six months.

     In addition to corporate debt securities, the Fund may invest in the securities issued or guaranteed by the U.S. Government and its agencies and in preferred and common stocks. The securities of the U.S. Government in which the Fund invests are U.S. Treasury bonds and notes. The Fund may also purchase debt securities issued by U.S. Government agencies or by an instrumentality of the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

     U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by U.S. Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency or instrumentality for repayment.

     The Fund invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. The Fund may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.

     The Fund invests in common stocks that it considers to be selling at undervalued prices. The investment approach of the Fund may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms. The Fund, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% or more of the Fund's net assets.

     Aside from the investments listed above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1, repurchase agreements or Treasury bills, and may hold cash.

     Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.

     The Fund may invest in real estate investment trusts ("REITs") and repurchase agreements. The Fund limits investment in REITs to 10% of its net assets and investment in repurchase agreements to 5% of its net assets.

     REITs are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs.

     There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 2000, 11.4% of the Fund's net assets were invested in REITs.

     In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 2000, the Fund had no assets invested in repurchase agreements.

                            INVESTMENT RESTRICTIONS
                            -----------------------

     The investment restrictions set forth below are fundamental policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. As used in this SAI and in the Prospectus, "a majority of the Fund's outstanding voting securities" means the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

     When investing its assets, the Fund will not:

     (1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities;

     (2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

     (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

     (4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts and calls and straddles;

     (5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

     (6) make short sales or purchase securities on margin;

     (7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

     (8) invest for the purposes of exercising control or management;

     (9) invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that the Fund will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

     (10)  participate in a joint investment account; and

     (11)  issue senior securities.

     The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that the Fund will not invest in real estate limited partnerships or oil, gas or other mineral leases and any investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees. If any of these non-fundamental restrictions are changed, however, the Fund will give shareholders at least 60 days' written notice.

                       INVESTMENT ADVISORY ARRANGEMENTS
                       --------------------------------

     (See also "Management and Organization" in the Fund's Prospectus)

     The Killen Group, Inc., is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser.
He is also President and Chairman of the Board of Trustees of the Trust.  Edward
A. Killen, II, the portfolio manager of the Fund, is Vice President, Secretary and a Director of the Adviser.

     The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated April 28, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

     The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

     As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the sum is paid to the Adviser.

     The Fund paid the Adviser $236,451 in fees in 2000 and $233,125 in 1999. BIF, the predecessor of the Fund, paid the Adviser $148,403 in fees in 1999 and $789,024 in fees in 1998.

                              EXPENSE LIMITATION
                              ------------------

     The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1988. In 2000 the Fund's total annual operating expenses amounted to 0.94% the average daily net assets of the Fund.

                             TRUSTEES AND OFFICERS
                             ---------------------

     The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.

     The Trustees and executive officers of the Trust and their ages and principal occupations for the past five years are set forth below:









Name, Age, Position
And Address                   Principal Occupation for the Past Five Years
-------------------           ---------------------------------------------

*+Robert E. Killen (60)       Director of Westmoreland Coal Co. (a mining
President & Trustee           company) since July 1996. Director and
1199 Lancaster Avenue         shareholder, Berwyn Financial Services Corp.
Berwyn, Pennsylvania          ("BFS"), a financial services company (registered
                              as a broker-dealer with the SEC since December
                              1993 and a member of the National Association of Securities Dealers, Inc. (the "NASD") since July
                              1994) since October 1991. President and Director of the Berwyn Income Fund, Inc. ("BIF"), the predecessor of the Fund, and The Berwyn Fund, Inc.
                              ("TBF") (both registered investment companies managed by the Adviser) from December 1986 to April 1999 and from February 1983 to April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.

Denis P. Conlon (53)          Director of BIF and TBF from June 1992 to April
Trustee                       1999. President and Chief Executive Officer of CRC
1282 Farm Road                Industries (a worldwide manufacturer) since
Berwyn, Pennsylvania          September 1996. Vice President, Corporate
                              Development, Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.

Deborah D. Dorsi (45)         Director of BIF and TBF from April 1998 to April
Trustee                       1999. Retired industry executive since 1994.
70 Dorchester Way             Director Worldwide Customer Support, Kulicke &
Phoenixville, Pennsylvania    Soffa Industries, Inc. (Semi-Conductor Equipment
                              Manufacturer) from 1993 to 1994. Corporate Account
                              Manager for Kulicke & Soffa Industries, Inc. prior to 1993.

Name, Age, Position
And Address                   Principal Occupation for the Past Five Years
-------------------           ---------------------------------------------

*+Kevin M. Ryan (53)          President, Treasurer, Director and shareholder of
Secretary-Treasurer           BFS since October 1991. Director of BIF from
1199 Lancaster Avenue         December 1986 to January 1995. Secretary and
Berwyn, Pennsylvania          Treasurer of TBF from February 1983 to April 1999
                              and BIF from December 1986 to April 1999. Director of TBF from February 1983 to March 1999. Legal counsel to the Adviser since September 1985.

* Robert E. Killen and Kevin M. Ryan are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

+Robert E. Killen and Kevin M. Ryan are brothers-in-law.

     Robert E. Killen is an Officer, Director and sole shareholder of the Advisor. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Edward A. Killen, II, the portfolio manager of the Fund, is an officer and Director of the Adviser. He is also an officer , Director and the owner of one third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II, are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.

     Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are members of the audit committee of the Trust. They are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees. The Trust paid Ms. Dorsi and Mr. Conlon each $3,200 for the fiscal year ending December 31, 2000. The Trust is not a part of any fund complex.

     Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers and no fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management and Organization" in the Prospectus for a discussion of management responsibilities of the Board and officers.)

                                CODE OF ETHICS
                                --------------

     The Fund, its Adviser, and BFS adopted a Code of Ethics ("Code") that applies to the personal securities transactions of the Trustees and Officers of the Fund and to the personal securities transactions of the Directors, Officers and employees of the Adviser and BFS. The Code allows these individuals to invest in securities, even securities purchased and held by the Fund, if certain restrictions are met.

     The Code of Ethics of the Fund, adviser and BFS has been filed as part of a registration statement with the SEC. The Codes may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Anyone who is interested may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. These Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http:\\www.sec.gov and copies of them may be obtained, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: publicinfo@sec.gov.


                             OWNERSHIP OF THE FUND
                             ---------------------

     As of April 9, 2001, there were 4,362,753 shares of the Fund outstanding. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 40% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares of the Fund, Schwab cannot be considered to control the Fund. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services Corp. ("National"), One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 12% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. The records of the Fund do not indicate that any individual owns more than 5% of the Fund's outstanding shares. As of April 9, 2001, the Trustees and Officers of the Fund, as a group, owned beneficially and of record 149,937 shares of the Fund, which constituted 3% of the outstanding shares of the Fund.

               PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
               ------------------------------------------------

     Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

     The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the Fund's normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients, and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. The Adviser makes no effort in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the

Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.

     The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers.
In 1998 and 1999 BIF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund used BFS pursuant to its Rule 17e-1 procedures in 1999 and in 2000.

     BFS is affiliated with the Fund because Officers and a Trustee of the Fund and the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

     In 1998 and 1999 BIF paid a total of $185,795 and $30,194 in commissions to BFS, respectively. These figures represent 85% and 94% of the total commissions paid by BIF, respectively. The percentage of BIF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 88% and 82%, respectively.

     BIF paid brokerage commissions of $31,992 in 1999 and $217,957 in 1998.

     In 2000 and 1999, the Fund paid $71,596 and $53,531 in commissions to BFS, respectively. These figures represent 93% and 88% of the commissions paid by the Fund. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 91% in 2000 and 65% in 1999.

     The Fund paid commissions of $77,274 in 2000 and $61,072 in 1999. The amount paid by the Fund was lower than the aggregate amounts paid by the Fund and BIF in 1999 and by BIF in 1998. The decline was due to the fact that the net assets of the Fund declined during the year and the amount of trading decreased.

     The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing funds, and an investment company, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

                        COMPUTATION OF NET ASSET VALUE
                        ------------------------------

     (See also "Shareholder Information - Buying Shares" in the Prospectus.)
                                          -------------

     The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

                                SHARE PURCHASES
                                ---------------

     (See also "Shareholder Information" in the Prospectus.)

     The Fund offers shares for sale on a continuous basis. The Fund does not impose a sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

     The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

     The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.

                                  DISTRIBUTOR
                                  -----------

     (See also "Distributor" in the Prospectus.)

     Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load.

     BFS, a broker-dealer registered with the SEC and a member of the NASD, is a current distributor of the Fund's shares, pursuant to a selling agreement which became effective April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares and does not receive any compensation from the Fund. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

     The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

                             REDEMPTION OF SHARES
                             --------------------

     (See also "Redeeming Shares" in the Fund's Prospectus.)

     The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. In certain circumstances described in the Prospectus, the shareholder could receive, upon redemption of Fund shares, portfolio securities that were held by the Fund rather than cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

                        CALCULATION OF PERFORMANCE DATA
                        -------------------------------

Yield
-----

     The Fund's yield for the month ended December 31, 2000 was 9.35%.

     The yield was determined based upon the net investment income per share for the period December 1 to December 31, 2000. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by daily average number of shares multiplied by maximum offering price per share. The number then obtained was annualized.

Total Return
------------

     The average annual total return of the Fund for one year, five years and ten years ended December 31, 2000 are listed below:

                   One Year:             6.05%
                   Five Years:           5.70%
                   Ten Years:           10.72%

     The period of time for one year's performance is from January 1, 2000 to December 31, 2000. The dates for the five-year period are January 1, 1996 to December 31, 2000 and for the ten year period are from January 1, 1991 to December 31, 2000. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

     The total return for a period is calculated by determining the redeemable value of $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

     In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for the calendar years 1988 through 2000:

               January 1, 1988 - December 31, 1988     l1.30%
               January 1, 1989 - December 31, 1989     11.90%
               January 1, 1990 - December 31, 1990     -0.13%
               January 1, 1991 - December 31, 1991     23.00%
               January 1, 1992 - December 31, 1992     21.70%
               January 1, 1993 - December 31, 1993     16.90%
               January 1, 1994 - December 31, 1994     -1.10%
               January 1, 1995 - December 31, 1995     21.00%
               January 1, 1996 - December 31, 1996     14.00%
               January 1, 1997 - December 31, 1997     13.40%
               January 1, 1998 - December 31, 1998     -4.57%
               January 1, 1999 - December 31, 1999      0.83%
               January 1, 2000 - December 31, 2000      6.05%

     The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

     Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.

                              GENERAL INFORMATION
                              -------------------

History and Capital Structure
-----------------------------

     The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to BIF, a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of BIF and accomplished on April 30, 1999, all the assets and liabilities of BIF were transferred to the Fund and the shareholders of BIF became the shareholders of the Fund. Thereafter the Fund has carried on the business of BIF.

     The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.

Custodian and Transfer Agent
----------------------------

     PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian and transfer agent of the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities. The transfer agent processes shareholder transactions and maintains the records of shareholder accounts.

Independent Accountants
-----------------------

     PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania are the independent accountants for the Fund. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of the Fund.

Litigation
----------

     The Fund is not involved in any litigation or other legal proceedings.

                            DISTRIBUTION AND TAXES
                            ----------------------

Distributions of Net Investment Income
--------------------------------------

     The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income.

Distributions of Capital Gains
------------------------------

     The Fund may derive capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions
----------------------------------------------

     Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

Information on the Amount and Tax Character of Distributions
------------------------------------------------------------

     The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to Be Taxed as a Regulated Investment Company
------------------------------------------------------

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements
------------------------------------

     To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

 .  98% of its taxable ordinary income earned during the calendar year;

 . 98% of its capital gain net income earned during the twelve month period ending October 31; and

 . 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that is distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
-------------------------

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares the Berwyn Fund, Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS requires you to report any gain or loss on your redemption or exchange.

If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions and Five Year Gains
-------------------------------

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket). Gain from the redemption of Fund shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

Redemptions at a Loss Within Six Months of Purchase
---------------------------------------------------

     Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales
----------

     All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise)( within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities
--------------------------

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investment in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities
--------------------------------

     The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cased, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

                             FINANCIAL STATEMENTS
                             --------------------

   The Fund's audited financial statements and notes thereto for the year ended December 31, 2000 and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report") which are included in the Fund's 2000 Annual Report to Shareholders (the "Annual Report") are incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report without charge by writing to the Fund at the address on the cover of this SAI or calling (800) 992-6757.

                                  APPENDIX A

                        STANDARD & POOR'S BOND RATINGS
                        ------------------------------

    Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. The Fund may invest in bonds with ratings of CC above. Definitions of these ratings are set forth below.

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB,B, CCC, CC
          Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                  APPENDIX B

                             MOODY'S BOND RATINGS
                             --------------------

          Moody's Investors Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any ratings of Caa or better.

Aaa  -    These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa   -    These bonds are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A    -    These are bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa  -    These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   -    These are bonds judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B    -    These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  -    These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca   -    These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C    -    These are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                           THE BERWYN FUNDS (17/19)

                                     PART C
                               OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation [or corresponding instruments.]

     (1)  Registrant's Agreement and Declaration of Trust dated February 4,
          1999.
          Incorporated herein by reference to:
          Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                       Registration Statement on Form N-1A.
          File Nos.    33-14604 and 811-04963.
          Filing Date: February 12, 1999.

     (2) Registrant's Certificate of Trust dated February 4, 1999. Incorporated herein by reference to:
          Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                       Registration Statement on Form N-1A.
          File Nos.    33-14604 and 811-04963.
          Filing Date: February 12, 1999.

(b)  By-Laws.

     Registrant's By-Laws dated February 4, 1999
     Incorporated herein by reference to:
     Filing:      Post Effective Amendment
     No.          16/18 to Registrant's Registration Statement on Form N-1A
     File Nos.    33-14604 and 811-04963
     Filing Date: April 28, 2000

(c)  Instrument Defining Rights of Security Holders.

     Not Applicable.

(d)  Investment Advisory Contracts.

(1) Investment Advisory Services Agreement between Registrant and the Killen Group, Inc. on behalf of the Berwyn Fund dated April 28, 1999.
          Incorporated herein by reference to:
          Filing:      Post-Effective Amendment No 16/18 to Registrant's
                       Registration Statement on Form N-1A.
          File Nos.    33-14604 and 811-04963

(2) Investment Advisory Services Agreement between Registrant and The Killen Group, Inc. on behalf of the Berwyn Income Fund dated April 28, 1999. Incorporated herein by reference to:
          Filing:      Post Effective Amendment No. 16/18 to Registrant's
                       Registration Statement on Form N-1A.
          File Nos.    33-14604 and 811-04963
          Filing Date: April 28, 2000

(e)  Underwriting Contracts.

     Selling Agreement between Registrant and Berwyn Financial Services, Inc. Incorporated herein by reference to:
     Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                  Registration Statement on Form N-1A.
     File Nos.    33-14604 and 811-04963.
     Filing Date: February 12, 1999.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)   Custodian Agreements.

     Custodian Servicing Agreement between Registrant and PFPC Trust Co. Incorporated herein by reference to:
     Filing:      Post-Effective Amendment No. 15/17 to Registrant's
                  Registration Statement on Form N-1A.
     File Nos.    33-14604 and 811-04963.
     Filing Date: April 27, 1999.

(h)   Other Material Contracts.

     Transfer Agency Agreement between Registrant and PFPC, Inc.
     Incorporated herein by reference to:
     Filing: Post-Effective Amendment No. 15/17 to Registrant's Registration Statement on Form N-1A. File Nos. 33-14604 and 811-04963.
     Filing Date: April 27, 1999.

(i)  Legal Opinion.

     Opinion and Consent of Counsel as to the legality of the securities issued by the Registrant dated April 28, 2000.
     Incorporated herein by reference to:
     Filing:      post Effective Amendment  No. 16/18 to Registrant's
                  Registration Statement on Form N-1A.
     File No.     33-14604 and 811-04963
     Filing Date: April 28, 2000

(j)   Other Opinions.

      Consent of PricewaterhouseCoopers LLP.
      ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.j.

(k)   Omitted Financial Statements.

      Not Applicable.

(l)   Initial Capital Agreements.

      Not Applicable.

(m)   Rule 12b-1 Plan.

      Not Applicable.

(n)   Rule 18f-3 Plan.

      Not Applicable.

(o)   Powers-of-Attorney.

      (1) Power-of-Attorney dated February 4, 1999, appointing Edward A. Killen, II and Kevin M. Ryan, Esquire as attorney-in-fact for the Registrant. Incorporated herein by reference to:

          Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                       Registration Statement on Form N-1A.
          File Nos.    33-14604 and 811-04963.
          Filing Date: February 12, 1999.

     (2) Power-of-Attorney dated February 4, 1999, appointing Robert E. Killen and Kevin M. Ryan, Esquire as attorney-in-fact for the Registrant. Incorporated herein by reference to:
          Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                       Registration Statement on Form N-1A.
          File Nos.    33-14604 and 811-04963.
          Filing Date: February 12, 1999.

(p)  Codes of Ethics.

(1)  Code of Ethics of Registrant, Adviser and Underwriter
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.P.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

The Fund is not under common control with any person and does not control directly or indirectly any person.


ITEM 25. INDEMNIFICATION.

     Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference, which provides for indemnification, as set forth below, with respect to Officers and Trustees of the Trust:

     (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the Officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     (b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this Article VII.

Registrant's By-Laws, filed herewith, provide the following under Article VI:

Section 2. ACTIONS OTHER THAN BY TRUST.  The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3. ACTIONS BY TRUST.  The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board, including a majority who are Disinterested Trustees and not parties to such proceeding, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are Disinterested Trustees; or

     (b) A written opinion by an independent legal counsel.


Section 7. ADVANCEMENT OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the Disinterested Trustees who are not parties to such proceeding, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

     Robert E. Killen, President and a Trustee of the Fund, is Chairman and Chief Executive Officer of The Killen Group, Inc., the investment adviser (the "Adviser") to each series of shares of Registrant. He is a Director and shareholder of Berwyn Financial Services Corp. ("BFS"), a registered broker-dealer and a distributor of the Registrant's shares.

     Edward A. Killen, II is Vice President and a Director of the Adviser. He is also a Director, officer and shareholder of BFS.

     For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the Adviser's Form ADV (File #801-18770) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a)  Not applicable.

(b) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents that are required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the regulations thereunder are maintained as follows:

          1) Journals detailing the purchase and sale of securities, the receipt and delivery of securities, receipt and disbursement of cash and all other debits and credits will be in the physical possession of Kevin M. Ryan at 1189 Lancaster Avenue, Berwyn, PA 19312.

          2) Ledgers reflecting all asset, liability, reserve, capital, income and expense accounts as well as ledgers containing the information required for each portfolio security, for each broker-dealer, bank or other person through whom transactions in portfolio securities are effected and for each shareholder of record in the investment company will be maintained in the physical possession of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

          3) The Agreement and Declaration of Trust, the By-Laws, the minutes of shareholders and Trustees' meetings will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

          4) A record of all brokerage orders and a record of all portfolio purchases and sales will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

          5) Monthly trial balances for all ledger accounts, a quarterly record of broker commissions, a record identifying persons authorizing the purchase or sale of portfolio securities and files of all advisory material received from the Adviser will be under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

          6) Records required to be maintained by the Adviser will be under the control of Robert E. Killen, 1189 Lancaster Avenue, Berwyn, PA 19312.


ITEM 29. MANAGEMENT SERVICES.

       None.

ITEM 30. UNDERTAKINGS.

     The Fund has placed information required by Item 5 of the Form N-1A in the latest annual report to shareholders and undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, and the Commonwealth of Pennsylvania on the 26th day of April, 2001.

                              THE BERWYN FUNDS


                              By:  /S/ ROBERT E. KILLEN
                                   -------------------------

                                       Robert E. Killen,
                                       President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                            Title                                Date
---------                                            -----                                ----


/S/ ROBERT E. KILLEN               President and Trustee                       April 26, 2001
-------------------------
ROBERT E. KILLEN


/S/ KEVIN M. RYAN                  Treasurer (Chief Financial Officer)         April 26, 2001
-------------------------
KEVIN M. RYAN


/S/ DENNIS P. CONLON               Trustee                                     April 26, 2001
-------------------------
DENIS P. CONLON


/S/ DEBORAH D. DORSI               Trustee                                     April 26, 2001
-------------------------
DEBORAH D. DORSI

                                 EXHIBIT INDEX

Form N-1A Exhibit              EDGAR Exhibit
Number                         Number                       Description


23(j)                          EX-99.j                      Consent of PricewaterhouseCoopers LLP

23(p)                          EX-99.p.1                    Code of Ethics of Registrant Adviser and
                                                              Distributor